SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund
SUMMARY INFORMATION SIT SMALL CAP DIVIDEND GROWTH FUND
INVESTMENT OBJECTIVE
The Fund primarily seeks to provide current income that exceeds the Fund’s benchmark index and that grows over a period of years.
Secondarily the Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SIT MUTUAL FUNDS INC - Sit Small Cap Dividend Growth Fund	Class I	Class S
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SIT MUTUAL FUNDS INC - Sit Small Cap Dividend Growth Fund		Class I	Class S
Management Fees		1.25%	1.25%
Distribution (12b-1) fees		none	0.25%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	1.33%	1.58%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - SIT MUTUAL FUNDS INC - Sit Small Cap Dividend Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	136	424	733	1,609
Class S	162	502	866	1,889

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.43% (both classes) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in small cap dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, U.S. Treasury securities (including Treasury bills, notes and bonds), closed-end investment companies, and master limited partnerships.

The Fund’s benchmark index to be used in connection with the Fund’s investment objective is the Russell 2000® Index, and such benchmark index may be changed from time to time with approval of the Fund’s Board of Directors. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization).

Small cap stocks are issued by companies with capitalizations at the time of purchase of up to $3 billion, or up to the market capitalization of the largest company included in the Russell 2000® Index measured at the end of the previous twelve months. As of September 30, 2016, the market capitalization of the largest company included in the Russell 2000® Index measured at the end of the previous twelve months was $14.6 billion.

The Adviser invests in dividend paying, growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
  a record of paying dividends,
  strong prospects for growing dividend payments indicated in part by growing earnings and cash flow, unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Russell 2000® Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  New Fund Risk: The Fund’s inception is March 31, 2015. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund.
  Small Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity or trading opportunities at a favorable price or time.

HISTORICAL PERFORMANCE
The Fund’s inception is March 31, 2015, and therefore there is no annual total return or average annual total return information to report at this time. The Fund’s year-to-date return as of 9/30/16 (not annualized) was 12.35%. The Fund’s best quarter was 4.53% (2Q16) and worst quarter was -7.93% (3Q15). For current performance information, please call 1-800-332-5580 or visit www. sitinvest.com. The Fund’s past performance does not necessarily indicate how it will perform in the future.